ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (361,307)	$ (302,002)	$ (405,092)
Other comprehensive (loss) income:
Other comprehensive (loss) income	(5,890)	(21,538)	15,208
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	(326,451)	(252,555)	(321,626)
Other comprehensive (loss) income:
Foreign currency translation adjustments	(5,535)	(18,012)	11,607
Other comprehensive (loss) income	(5,535)	(18,012)	11,607
Total comprehensive loss	$ (331,986)	$ (270,567)	$ (310,019)